Fees Summary	Jul. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 95,027,100.00
Previously Paid Amount	0.00
Total Fee Amount	14,548.64
Total Offset Amount	0.00
Net Fee	$ 14,548.64